COMMITMENTS AND CONTINGENCIES (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [line items]
Purchase obligations	$ 403,883
Letters of credit	279,383	$ 171,065
Less than one year
Disclosure of contingent liabilities [line items]
Purchase obligations	385,207
One - two years
Disclosure of contingent liabilities [line items]
Purchase obligations	13,328
Two - three years
Disclosure of contingent liabilities [line items]
Purchase obligations	2,214
Three - four years
Disclosure of contingent liabilities [line items]
Purchase obligations	1,548
Four - five years
Disclosure of contingent liabilities [line items]
Purchase obligations	1,046
Due in over five years
Disclosure of contingent liabilities [line items]
Purchase obligations	$ 540